Earnings per Share - Components (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic earnings per share:
Net income available to shareholders	$ 22,517	$ 14,293	$ 16,114
Average shares outstanding (in shares)	6,617,072	6,744,299	6,780,183
Basic earnings per share (in dollars per share)	$ 3.40	$ 2.12	$ 2.38
Diluted earnings per share:
Net income available to shareholders	$ 22,517	$ 14,293	$ 16,114
Average shares outstanding (in shares)	6,617,072	6,744,299	6,780,183
Diluted earnings per share (in dollars per share)	$ 3.40	$ 2.12	$ 2.38